INCOME TAX - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Possible Reduction To Deferred Tax Asset, Tax Effected	$ 4,500,000
Indian Coal Tax Credit carryforwards	25,499,000	25,591,000
Alternative minimum tax credit carryforwards	7,179,000	6,973,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 701,000,000